Mineral Property Interests (Details 1)	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares
Statement [Line Items]
Cash Payments Cad	$ 1,000,000
Cash Payments Us		$ 500,000
Annual Payments		$ 0
Number Of Shares | shares	150,000	150,000
New Polaris
Statement [Line Items]
Net Profit Interest Reduction Or Buydown Cash Payments Cad	$ 0
Net Profit Interest Reduction Or Buydown Cash Payments Us		$ 0
Net Profit Interest Reduction Or Buydown Annual Payments		$ 0
Net Profit Interest Reduction Or Buydown Number Of Shares | shares	150,000	150,000
Windfall Hills
Statement [Line Items]
Buyout Provision For Net Smelter Return Of 1.5% Cash Payments Cad	$ 1,000,000
Buyout Provision For Net Smelter Return Of 1.5% Cash Payments Us		$ 0
Buyout Provision For Net Smelter Return Of 1.5% Annual Payments		$ 0
Buyout Provision For Net Smelter Return Of 1.5% Number Of Shares | shares	0	0
Reduction Of Net Smelter Return Of 2% To 1% Cash Payments Cad	$ 0
Reduction Of Net Smelter Return Of 2% To 1% Cash Payments Us		$ 500,000
Reduction Of Net Smelter Return Of 2% To 1% Annual Payments		$ 0
Reduction Of Net Smelter Return Of 2% To 1% Number Of Shares | shares	0	0